Commitments, Guarantees, Concentrations and Contingencies - Other Commitments (Details) - Naming and Sponsorship Agreement - Social Finance, Inc. - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2019
Other Commitments [Line Items]
2021	$ 24,375
2022	25,077
2023	25,183
2024	25,292
2025	29,157
Thereafter	479,041
Total	$ 608,125	$ 625,000